Income Taxes - Schedule of Primary Components of Federal and State Deferred Income Tax Assets and Liabilities (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets related to:
Postretirement benefit plans	$ 26,355	$ 26,355	$ 31,476
Property, equipment and capitalized software	1,608	1,608	2,099
Amortization of intangible assets	11,192	11,192	24,299
Accrued expenses	12,321	12,321	21,975
Other liabilities	204	204	784
Net operating loss carryforwards	86,231	86,231	105,278
Deferred compensation	2,968	2,968	4,454
Acquisition transaction costs	1,349	1,349	453
Deferred financing costs	506	506	0
Other	220	220	452
Total	142,954	142,954	191,270
Valuation allowance	(119,419)	(119,419)	(180,584)	$ (171,600)
Deferred tax assets	23,535	23,535	10,686
Deferred tax liabilities related to:
Goodwill and other intangible assets	(29,296)	(28,875)	(29,141)
Other current assets	(106)	(106)	(44)
Deferred financing costs	0	0	(798)
Accounts receivable	(3,510)	(3,510)	(3,881)
Deferred direct costs	(4,546)	(4,477)	(5,937)
Deferred tax liabilities	(37,458)	(36,968)	(39,801)
Net deferred tax assets and liabilities	$ (13,923)	$ (13,433)	$ (29,115)